Trade accounts payable	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Trade accounts payable

7.        Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2022 and 2021, amounted to $3,548 and $1,100, respectively. Trade accounts payable are non-interest bearing.